Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Management evaluates events occurring subsequent to the date of the financial statements in determining the accounting for and disclosure of transactions and events that affect the financial statements.